EXPENSES BY NATURE - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Costs of sales	€ 20,601	€ 20,587	€ 20,576
Changed related to the cost of sales	0	(768)	(1,604)
Total	€ (20,601)	€ (21,355)	€ (22,180)